Non-current assets by geographic area	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Non-current assets by geographic area	Non-current assets by geographic area

(in KUSD)
Country	December 31, 2021	December 31, 2020
Switzerland	56,680	60,231
United Kingdom	8,165	1,132
United States	1,203	1,482
	66,048	62,845
Non-current assets consist of property, plant and equipment, right-of-use assets, intangible assets and interest in joint venture. All intangible assets and the interest in joint venture are located in Switzerland.